Lines of Credit (Details Narrative) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Line of credit		$ 25,000	$ 379,975
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Line of credit	$ 149,902	100,000		$ 140,000
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | IMAC Kentucky [Member]
Line of credit	$ 150,000	$ 150,000
Line of credit, maturity date	Aug. 01, 2018	Aug. 01, 2018
Line of credit, interest rate	4.25%	4.25%